Schedule of Estimated Future Amortization of Intangibles (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Year one	$ 242,480	$ 248,142
Year two	242,480	248,142
Year three	242,480	248,142
Year four	242,480	248,142
Year five		248,142
Thereafter	3,634,438	3,722,126
Total	4,664,942	4,962,834
Remainder of fiscal year	60,584
Total remaining amortization	$ 4,664,942	$ 4,962,834